Related party balances and transactions (Related party transactions) (Other related party transactions) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
HIPDC [member]
Disclosure of transactions between related parties [line items]
Rental charge paid	¥ 56,477	¥ 104,696	¥ 104,929
Subsidiaries of Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Rental charge paid	171,347	218,463	93,203
Rental income received	4,938	1,978	2,400
Net loans received from/(repaid to)	940,550	2,789,776	(11,369)
Interest expense on loans	549,502	552,565	515,532
Capital injection from a subsidiary of Huaneng Group	218,046	278,073	227,569
Capital injection to	454,117	94,500	94,770
Acquisition consideration (Note 39)		237,228
Disposal consideration			1,050
Huaneng Group
Disclosure of transactions between related parties [line items]
Rental charge paid		57
Net loans received from/(repaid to)	3,166,000
Interest expense on loans	68,135	30,306	30,224
Entrusted management fee	14,800	14,370	12,340
Trusteeship management income	5,226	4,822	4,821
Profit compensation received		457,727	550,832
Associates of the Group [member]
Disclosure of transactions between related parties [line items]
Capital injection to	316,606	185,261	43,427
Joint ventures where entity is venturer [member]
Disclosure of transactions between related parties [line items]
Rental income received	6,612	8,659	7,448
Net loans received from/(repaid to)			150,000
Interest expense on loans	5,402	6,591	4,374
Interest income on loans	5,091	4,339	3,747
Capital injection to	81,600	317,116	175,000
Provide entrusted loans	75,000	224,000
Collateral received under a loan agreement	304,000
Huangtai #8 Power Plant [member]
Disclosure of transactions between related parties [line items]
Rental income received	17,594	19,689	21,253
Trusteeship management income	1,962	3,240
Net proceeds received from an investee with significant influence	¥ (240,271)	¥ 9,822	¥ 41,328